CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 419,800
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,262,789	$ 1,325,922
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1084	0.1182
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 815,197	$ 785,338
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,306,571	$ 1,368,818
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1122	0.1220
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 989,882	$ 953,625
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,642,549	$ 1,744,802
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1410	0.1555
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,222,795	$ 1,178,007
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,306,571	$ 1,368,818
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0870	0.0955
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 600,410	$ 573,526
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,513,175	$ 1,452,403
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1301	0.1295
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 813,974	$ 784,807
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 755,833	$ 728,749
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,513,708	$ 1,452,507
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1302	0.1296
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 988,397	$ 952,980
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 930,256	$ 896,922
Banking Regulation, Tier One Risk-Based Capital Ratio, Well Capitalized, Minimum	0.0800	0.0800
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,589,570	$ 1,560,457
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1367	0.1392
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,220,960	$ 1,177,211
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,162,820	$ 1,121,153
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,513,708	$ 1,452,507
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.1010	0.1014
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 599,578	$ 573,094
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 749,472	$ 716,367
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500